DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2015
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of fair values of contracts recorded in consolidated balance sheets
	2015	2014
Fair value recorded in other assets	$2,267,000	$331,000
Fair value recorded in other liabilities	4,188,000	331,000

Summary of gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
	2015	2014

Gross gains	$11,500,600	$512,000
Gross losses	(12,424,600)	(512,000)

Net gain or loss	$(924,000)	$—